Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of January 2014
Collection Period Start	1-Jan-14	Distribution Date	18-Feb-14
Collection Period End	31-Jan-14	30/360 Days	30
Beg. of Interest Period	15-Jan-14	Actual/360 Days	34
End of Interest Period	18-Feb-14

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,338,405,600.85	575,846,403.72	521,694,113.77	0.3897878
Total Securities		1,338,405,600.85	575,846,403.72	521,694,113.77	0.3897878
Class A-1 Notes	0.343780%	170,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.680000%	150,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.327700%	350,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	0.980000%	380,000,000.00	287,440,802.87	233,288,512.92	0.6139171
Class A-4 Notes	1.130000%	60,870,000.00	60,870,000.00	60,870,000.00	1.0000000
Certificates	0.000000%	227,535,600.85	227,535,600.85	227,535,600.85	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	54,152,289.95	234,743.32	142.5060262	0.6177456
Class A-4 Notes	0.00	57,319.25	0.0000000	0.9416667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	54,152,289.95	292,062.57

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				8,541,458.61
Monthly Interest				3,278,481.69
Total Monthly Payments				11,819,940.30

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				393,912.21
Aggregate Sales Proceeds Advance				30,766,636.90
Total Advances				31,160,549.11

Vehicle Disposition Proceeds:
Reallocation Payments				29,575,540.60
Repurchase Payments				2,554,829.68
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				13,637,862.65
Excess Wear and Tear and Excess Mileage				319,508.52
Remaining Payoffs				0.00
Net Insurance Proceeds				501,050.76
Residual Value Surplus				1,461,140.17
Total Collections				91,030,421.79

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	18,852,680.10			1,203
Involuntary Repossession	228,028.00			16
Voluntary Repossession	89,163.00			7
Full Termination	10,319,405.59			689
Bankruptcy	86,263.91			5
Insurance Payoff		494,870.07		29
Customer Payoff			352,146.04	22
Grounding Dealer Payoff			9,984,458.91	537
Dealer Purchase			2,625,962.33	134
Total	29,575,540.60	494,870.07	12,962,567.28	2,642

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of January 2014

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	35,559	703,690,241.61	7.00000%	575,846,403.72
Total Depreciation Received		(9,363,865.85)		(8,286,304.71)
Principal Amount of Gross Losses	(52)	(958,547.95)		(792,025.33)
Repurchase / Reallocation	(175)	(3,038,966.50)		(2,554,829.68)
Early Terminations	(1,195)	(22,995,789.94)		(18,819,714.94)
Scheduled Terminations	(1,564)	(28,755,845.38)		(23,699,415.29)
Pool Balance - End of Period	32,573	638,577,225.99		521,694,113.77

Remaining Pool Balance
Lease Payment				72,128,715.92
Residual Value				449,565,397.85
Total				521,694,113.77

III. DISTRIBUTIONS

Total Collections					91,030,421.79
Reserve Amounts Available for Distribution
Total Available for Distribution					91,030,421.79

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					594,595.72
3. Reimbursement of Sales Proceeds Advance					26,411,900.37
4. Servicing Fee:
Servicing Fee Due					479,872.00
Servicing Fee Paid					479,872.00
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					27,486,368.09

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					234,743.32

Class A-3 Notes Monthly Interest Paid					234,743.32
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of January 2014

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	57,319.25

Class A-4 Notes Monthly Interest Paid	57,319.25
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	292,062.57
Total Note and Certificate Monthly Interest Paid	292,062.57
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	63,251,991.13

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	54,152,289.95

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	54,152,289.95
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	9,099,701.18

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of January 2014

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		6,692,028.00
Required Reserve Account Amount		20,076,084.01
Beginning Reserve Account Balance		20,076,084.01
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		20,076,084.01
Reserve Fund Draw Amount
Deposit of Remaining Available Collections		9,099,701.18
Gross Reserve Account Balance		29,175,785.19
Remaining Available Collections Released to Seller		9,099,701.18
Total Ending Reserve Account Balance		20,076,084.01

V. POOL STATISTICS

Weighted Average Remaining Maturity		6.79
Monthly Prepayment Speed		67%
Lifetime Prepayment Speed		77%

	$	units
Recoveries of Defaulted and Casualty Receivables	1,059,775.38
Securitization Value of Defaulted Receivables and Casualty Receivables	792,025.33	52
Aggregate Defaulted and Casualty Gain (Loss)	267,750.05
Pool Balance at Beginning of Collection Period	575,846,403.72
Net Loss Ratio	0.0465%

Cumulative Net Losses for all Periods	-0.1093%	(1,462,552.11)

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	4,113,923.10	277
61-90 Days Delinquent	1,729,160.05	108
91-120+ Days Delinquent	386,486.41	26
Total Delinquent Receivables:	6,229,569.56	411
60+ Days Delinquencies as Percentage of Receivables	0.37%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	29,172,085.69	1892
Securitization Value	28,939,629.25
Aggregate Residual Gain (Loss)	232,456.44

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	245,812,805.83	15,884
Cumulative Securitization Value	243,875,580.45
Cumulative Residual Gain (Loss)	1,937,225.38

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		49,553,752.55
Reimbursement of Outstanding Advance		26,411,900.37
Additional Advances for current period		30,766,636.90
Ending Balance of Residual Advance		53,908,489.08

Beginning Balance of Payment Advance		1,250,170.97
Reimbursement of Outstanding Payment Advance		594,595.72
Additional Payment Advances for current period		393,912.21
Ending Balance of Payment Advance		1,049,487.46

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of January 2014

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No